SCHEDULE OF ACCOUNTS RECEIVABLE, NET (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Credit Loss [Abstract]
Accounts receivable	$ 1,743,761	$ 2,131,371
Less: allowance for expected credit loss	(383,105)
Accounts receivable, net	$ 1,360,656	$ 2,131,371